EMPLOYEE BENEFITS	6 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS

12. EMPLOYEE BENEFITS

Defined benefit plan

The Company provides a defined benefit plan of severance pay to eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of a minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract. The Company records annual amounts relating to these long-term employee benefits based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in the Condensed Consolidated Statement of Operations. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. The net periodic costs are recognized as employees render the services necessary to earn these benefits.

The Components of net periodic benefit cost were as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Service cost	$1,100	$761	$2,066	$1,900
Interest cost	275	190	517	475
Other	-	-	-	-
Net cost	$1,375	$951	$2,583	$2,375

The Company made employer contributions (direct payment of benefits) to its defined benefit plan of $0.9 million, $0.9 million, $1.4 million and $1.2 million for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively. The plan of the Company is unfunded.

Defined contribution plan

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the Condensed Consolidated Interim Statement of Operations as incurred. Total contributions were of $0.9 million, $0.8 million, $1.9 million and $1.6 million for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively. The plan of the Company is unfunded.